UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus™ LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2019

Item #1. Reports to Stockholders.

INDEX	Rule One Fund

SEMI-ANNUAL
REPORT

For the Period June 3, 2019* to September 30, 2019 (Unaudited)

* Inception date

Rule One Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Rule One Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2019 and are subject to change at any time.

SEMI-ANNUAL REPORT

Rule One Fund

The Rule One Fund opened for investing on June 3rd, 2019. Investing activity began in July and has been dominated by my primary tactic in a market I believe to be above intrinsic value - patience. If my view of the market is accurate, patience will eventually be rewarded with a significant decline in stock prices. In any case, in my opinion, even if the market continues upward in the near term, I believe that the probability is quite low that the current level of the market will be considered a bargain in five years.

During the period June 3, 2019 through September 30, 2019, the Fund’s capital has been invested predominately in an institutional quality, cash-equivalent money market account that is delivering about 1.85% interest. In addition, the Fund has two small equity positions that I will increase if and when prices go down. I’m also gradually stepping up short term option trades to provide some cash flow to the Fund while attempting to preserve the Fund’s ability to purchase large quantities of these businesses at more attractive prices should the market decline.

These activities are not intended to keep up with the market. Producing returns that keep up with the market rate of return in this market, would, in my opinion, require taking the significant risk of buying into an expensive market. By the way, my comments are not intended to suggest that I spend a lot of time on macro market analysis. I don’t. I am focused almost exclusively on finding wonderful businesses for our portfolio that are on sale. However, some degree of market analysis becomes inevitable when it is extremely hard to find companies that have low debt, a big moat, great management and a fabulous price.

In fact, as long as the market continues on like this, given my propensity to prefer cash to buying expensive businesses, I fully expect our portfolio’s performance to continue to lag behind the S&P 500® Index market return. This is the price I believe we must pay in the short run to have significant cash available when and if market prices decline in the long run. As Warren Buffett recently remarked, there is a storm coming and when its raining gold be sure you go outside with a bucket, not a thimble. We have our bucket ready and we’re waiting on the rain.

Warmest regards,

Phil Town
Managing Partner, Rule One Partners
Adviser for the Rule One Fund

SEMI-ANNUAL REPORT

Rule One Fund

Portfolio CompositionSeptember 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks	2.80%
Money Market Funds	83.11%
Total Investments	85.91%
Put Options Written	(0.06%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Schedule of InvestmentsSeptember 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 2.80%
Bank OZK	65,000	$1,772,550
(Cost: $1,987,251)

MONEY MARKET FUNDS – 83.11%
Federated Treasury Obligations Fund, Institutional Class 1.85%*	52,672,995	52,672,995
(Cost: $52,672,995)

TOTAL INVESTMENTS – 85.91%
(Cost: $54,660,246)		54,445,545
Other assets, net of liabilities – 14.09%		8,926,701
NET ASSETS – 100.00%		$63,372,246

*Effective 7 day yield as of September 30, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Schedule of Options WrittenSeptember 30, 2019 (unaudited)

OPTIONS WRITTEN – (0.06)%

PUT OPTIONS – (0.06)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Bank OZK	300	$(818,100)	$25.00	10/18/19	$(12,000)
Bank OZK	50	(136,350)	25.00	2/21/20	(8,400)
JD.com, Inc.	300	(846,300)	26.50	10/10/19	(7,798)
Sturm, Ruger & Co., Inc.	200	(835,200)	40.00	10/18/19	(10,600)
TOTAL PUT OPTIONS WRITTEN
(Premiums received: $44,284)					(38,798)

TOTAL OPTIONS WRITTEN – (0.06)%					$(38,798)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Statement of Assets and Liabilities September 30, 2019 (unaudited)

ASSETS
Investments at fair value (identified cost of $54,660,246) (Note 1)	$54,445,545
Cash	3,613,421
Cash deposits with brokers	5,077,864
Receivable for securities sold	19,050
Receivable for capital stock sold	200,072
Dividends and interest receivable	83,013
Prepaid expenses	57,485
TOTAL ASSETS	63,496,450

LIABILITIES
Written put options sold short at fair value (identified proceeds of $44,284)	38,798
Accrued advisory fees	81,652
Other accrued expenses	3,754
TOTAL LIABILITIES	124,204
NET ASSETS	$63,372,246

Net Assets Consist of:
Paid-in-capital applicable to 6,365,153 no par value shares of beneficial interest outstanding, unlimited shares authorized	$63,588,722
Distributable earnings (deficit)	(216,476)
Net Assets	$63,372,246

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$63,372,246
Shares Outstanding	6,365,153
Net Asset Value and Redemption Price Per Share	$9.96

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Statement of OperationsFor the Period June 3, 2019* to September 30, 2019 (unaudited)

INVESTMENT INCOME
Interest	$245,598
Total investment income	245,598

EXPENSES
Investment management fees (Note 2)	240,796
Recordkeeping and administrative services (Note 2)	13,627
Accounting fees	8,653
Custody fees	2,087
Transfer agent fees (Note 2)	9,906
Professional fees	7,541
Filing and registration fees	7,474
Trustee fees	1,570
Compliance fees	2,291
Shareholder servicing and reports	5,128
Insurance	1,501
Interest expense	1,741
Other	5,115
Total expenses	307,430
Management fee waivers (Note 2)	(23,816)
Net Expenses	283,614
Net investment income (loss)	(38,016)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on put options written	30,755
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(214,701)
Net increase (decrease) in unrealized appreciation (depreciation) on put options written	5,486
Net realized and unrealized gain (loss) on investments and put options written	(178,460)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(216,476)

*Commencement of operations.

Rule One Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Period June 3, 2019* to September 30, 2019 (unaudited)

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(38,016)
Net realized gain (loss) on put options written	30,755
Net increase (decrease) in unrealized appreciation (depreciation) of investments and put options written	(209,215)
Increase (decrease) in net assets from operations	(216,476)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	63,807,141
Shares redeemed	(218,419)
Increase (decrease) in net assets from capital stock transactions	63,588,722

NET ASSETS
Increase (decrease) during period	63,372,246
Beginning of period	—
End of period	$63,372,246

*Commencement of operations.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Period June 3, 2019* to September 30, 2019 (unaudited)

Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.03)
Total from investment activities	(0.04)

Net asset value, end of period	$9.96

Total Return	(0.40%	)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.16%	**
Expenses, net of waiver	1.99%	**
Net investment income (loss)	(0.27%	)**
Portfolio turnover rate	0.00%	***
Net assets, end of period (000’s)	$63,372

(1)Per share amounts calculated using the average share method.

*Commencement of operations.

**Annualized

***Not annualized

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements September 30, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rule One Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified open-end management company. The Fund commenced operations on June 3, 2019.

The investment objective of the Fund is to seek long-term total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Security Valuation

The Fund’s securities are valued at current market prices. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their current market prices. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$1,772,550	$—	$—	$1,772,550
Money Market Funds	52,672,995	—	—	52,672,995
	$54,445,545	—	—	$54,445,545
Liabilities
Put Options Written	$(38,798)	—	—	$(38,798)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2019, there were no such reclassifications.

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. During the period June 3, 2019 to September 30, 2019, there were no foreign currency transactions.

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period June 3, 2019 to September 30, 2019 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Written Options – Put	$ 30,775	$ 5,486

*Statement of Operations location: Net realized gain (loss) on put options written.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options written.

The derivative instruments outstanding as of September 30, 2019 disclosed above, and their effect on the Statement of Operations for the period June 3, 2019 to September 30, 2019, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the period:

Average notional value of:
Written Options	$1,382,475

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Rule One Partners, LLC (“Rule One Partners”), provides investment services for an annual fee of 1.70% of average daily net assets of the Fund.

Rule One Partners earned, waived and reimbursed expenses for the period June 3, 2019 to September 30, 2019 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed
$ 240,796	$ 23,816	$ —

Rule One Partners has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. This agreement is in effect until July 31,

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

2020. Each waiver or reimbursement of an expense by Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amounts of recoverable reimbursements as of September 30, 2019 are as follows:

Recoverable Reimbursements and Expiration Date 2023
$ 23,816

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period June 3, 2019 to September 30, 2019, the following fees were paid monthly:

Administration	Transfer Agent	Fund Accounting
$ 13,627	$ 9,906	$ 8,653

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 –INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period June 3, 2019 to September 30, 2019, were as follows:

Purchases	Sales
$ 1,987,251	$ —

The above amounts to not include the following:

Premiums received from put options written	Sales of put options written
$ 80,467	$ 5,428

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

During the period June 3, 2019 to September 30, 2019 no distributions were paid.

As of September 30, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(38,016)
Accumulated net realized gain (loss)	30,755
Net unrealized appreciation (depreciation) on investments	(209,215)
$(216,476)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$ 54,660,246	$ 6,233	$ (215,448)	$ (209,215)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

Period June 3, 2019 to September 30, 2019 (unaudited)
Shares sold	6,387,019
Shares reinvested	—
Shares redeemed	(21,866)
Net increase (decrease)	6,365,153

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

NOTE 6 –RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure a Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. The interest rate charged for these borrowings is a blended rate based on the tier of the margin balance. During the period June 3, 2019 (inception date) to September 30, 2019, the interest was as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 9/30/2019	Interest Expense
Rule One	$ —	—	$ 8	$ —	$ —

SEMI-ANNUAL REPORT

Rule One Fund

Notes To Financial Statements - continuedSeptember 30, 2019 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on February 20-21, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Rule One Investing, LLC (the “Adviser”) on behalf of the Rule One Fund. The Board discussed the arrangements between the Adviser and the Trust with respect to the Rule One Fund. The Board reflected on its discussions regarding the proposed investment advisory agreement (the “Advisory Agreement”) and the manner in which the Rule One Fund was to be managed with representatives of the Adviser. The Trustees reviewed the materials provided to them in advance of the Meeting, which included, among other things, a memorandum from counsel to the Trust (“Counsel”) addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, financial information for the Adviser, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Fund and comparable mutual funds and a letter of support from the Adviser’s owner.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

1.The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities of the Adviser under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Rule One Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the coordination of services for the Fund among the service providers, and the efforts of the Adviser to promote the Fund and grow assets. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered the financial support that would be provided by the Adviser’s owner. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Rule One Fund.

2.Investment Performance of the Rule One Fund and the Adviser.

The Board noted that the Fund had not yet commenced operations in the Trust. The Trustees considered that the Adviser manages separately managed accounts (“SMAs”) with a similar investment objective as the Fund and reviewed the 2018 performance of such SMAs.

3.The costs of services to be provided and profits to be realized by Rule One from the relationship with the Rule One Fund.

In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including a letter of support from the Adviser’s owner; and the proposed expenses of the Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund. The Board compared the fees and expenses of the Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to the Adviser under the Advisory Agreement was higher than of its peers in Morningstar’s Multialternative category. The Board also noted that the Adviser has contractually agreed to limit the Fund’s annual operating expenses to 1.99% of average daily net assets until at least July 31, 2020. The Trustees considered that this expense ratio is higher than the average net expense ratio of comparable peers and the Fund’s Morningstar category, but within the range of such funds. The Trustees also considered that the Adviser receives a fee of 2% of

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

assets under management in its SMAs. The Board determined that the advisory fees were within an acceptable range in light of the services to be rendered by the Adviser. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the projected profitability and fees to be paid to the Adviser were fair and reasonable.

4.The extent to which economies of scale would be realized as the Rule One Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that the Adviser had entered into an expense limitation arrangement pursuant to which it essentially agreed to cap the Fund’s expenses at 1.99% excluding certain expenses. Following further discussion of the Fund’s projected asset levels and expectations for growth, including that assets from SMAs managed by the Adviser are expected to be invested in the Rule One Fund, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s Code of Ethics and other relevant policies described in the Adviser’s Form ADV. The Board considered that the Adviser indicated that rolling the SMAs managed by the Adviser into the Fund will result in some operating efficiencies at the Adviser and that the Adviser may derive some benefits from managing a publicly offered mutual fund, such as increased enrollment in Rule One’s advanced value-investing seminars as a means to invest in the Fund. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser from managing the Fund were satisfactory.

After further discussion and careful review by the Board, the Trustees determined that the compensation payable under the New Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the New Agreement.

SEMI-ANNUAL REPORT

Rule One Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SEMI-ANNUAL REPORT

Rule One Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value^	Ending Account Value (9/30/19)	Annualized Expense Ratio	Expenses Paid During the Period Ended* (9/30/19)
Institutional Class Actual	$1,000.00	$996.00	2.00%	$6.50
Institutional Class Hypothetical**	$1,000.00	$1,014.99	2.00%	$10.09

^Inception date 6/3/2019 for Actual (inception date) and 3/31/19 for Hypothetical

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 119 days for the Actual and 183 days for the Hypothetical in the most recent fiscal half year divided by 366 days in the current year.

** 5% return before expenses

Investment Adviser:

Rule One Partners, LLC
811 Bear Creek Road
Moreland, Georgia 30259

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus ™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 6, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 6, 2019

* Print the name and title of each signing officer under his or her signature.